Convertible Preferred Stock	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Convertible Preferred Stock

9. Convertible Preferred Stock

The Company’s Certificate of Incorporation, as amended, authorizes the Company to issue 20,941,667 shares of $0.001 par value preferred stock. The Company has issued Series A, Series A-1, Series B, and Series C convertible preferred stock (collectively, the “Preferred Stock”).

Preferred Stock consisted of the following as of December 31, 2011:

	PREFERRED STOCK AUTHORIZED	PREFERRED STOCK ISSUED AND OUTSTANDING	LIQUIDATION PREFERENCE	CARRYING VALUE	COMMON STOCK ISSUABLE UPON CONVERSION
Series A convertible preferred stock	10,000,000	9,999,999	$10,809	$9,951	6,016,849
Series A-1 convertible preferred stock	2,750,000	2,750,000	5,500	4,662	1,654,632
Series B convertible preferred stock	5,166,667	2,570,833	7,814	7,542	1,546,815

	17,916,667	15,320,832	$24,123	$22,155	9,218,296

Preferred Stock consisted of the following as of December 31, 2012:

	PREFERRED STOCK AUTHORIZED	PREFERRED STOCK ISSUED AND OUTSTANDING	LIQUIDATION PREFERENCE	CARRYING VALUE	COMMON STOCK ISSUABLE UPON CONVERSION
Series A convertible preferred stock	10,000,000	9,999,999	$11,674	$9,957	6,016,849
Series A-1 convertible preferred stock	2,750,000	2,750,000	5,500	4,662	1,654,632
Series B convertible preferred stock	5,166,667	5,141,667	16,691	15,241	3,093,655
Series C convertible preferred stock	3,000,000	2,349,541	9,404	9,343	1,413,671

	20,916,667	20,241,207	$43,269	$39,203	12,178,807

Issuances

On December 27, 2010, the Company issued 9,999,999 shares of Series A convertible preferred stock (the “Series A Preferred Stock”) at an issuance price equal to $1.00 per share and received gross proceeds of $10,000. In connection with the Series A Preferred Stock financing, the Company paid issuance costs totalling $49.

On December 27, 2010, the Company issued a total of 2,750,000 shares of Series A-1 convertible preferred stock (the “Series A-1 Preferred Stock”) to RaQualia at an issuance price equal to $2.00 per share and received gross proceeds of $5,500. Simultaneously, the Company used these proceeds as partial consideration to purchase intellectual property rights from RaQualia for $7,350 (Note 8). The fair value of these shares on the date of issuance was $1.70 per share for a total fair value of $4,675. Both the purchase of intellectual property rights and the sale of Series A-1 Preferred Stock, while subject to separate legal agreements, were executed in contemplation of each other. Accordingly, the Series A-1 Preferred Stock was recorded on the balance sheet at its fair value of $4,675, less issuance costs of $13, and the $825 of excess cash proceeds received from RaQualia over the fair value of the Series A-1 Preferred Stock was recorded as a reduction of the purchase price of the intellectual property purchased from RaQualia (which had the effect of reducing the in-process research and development expense recorded in the income statement), as the Series A-1 Preferred Stock was issued upon the simultaneous purchase of the intellectual property. The Company recorded a net charge of $6,525 to in-process research and development expense in the statement of operations to reflect the $7,350 consideration paid offset by the $825 excess of the cash proceeds received over the fair value of the shares.

The Series A-1 Preferred Stock does not have voting rights; however, it entitles the holder to a liquidation preference equal to the $2.00 original issue price per share, plus any declared and unpaid dividends. The holders of the Series A-1 Preferred Stock are entitled to receive their liquidation preference only after the holders of the Series A Preferred Stock have received their liquidation preference in full. The Series A Preferred Stock was issued at an original price per share of $1.00. As 60% of the Series A shares were issued to new investors, the $1.00 per share price was deemed to be the fair value of the Series A Preferred Stock at issuance. The Series A Preferred Stock has voting rights and entitles the holder to a liquidation preference equal to the original purchase price of $1.00 per share, plus accumulated and unpaid cumulative cash dividends, which accrue at a rate of 8% per annum, compounded annually. While the Series A-1 Preferred Stock is non-voting and junior in preference to the Series A Preferred Stock, it has a liquidation preference that is greater than that of the Series A Preferred Stock. Based on these differences, the Company determined the fair value of the Series A-1 Preferred Stock at issuance to be $1.70 per share, which was less than the $2.00 original issuance price.

On November 1, 2011 and December 2, 2011, the Company issued 2,500,000 and 70,833 shares of Series B convertible preferred stock, respectively (the “Series B Preferred Stock”), at an issuance price equal to $3.00 per share and received gross proceeds of $7,713. In connection with the 2011 Series B Preferred Stock financings, the Company paid issuance costs totaling $171. On February 15, 2012, the Company issued an additional 2,570,834 shares of the Series B Preferred Stock at an issuance price of $3.00 and received gross proceeds of $7,712. In connection with the 2012 Series B Preferred Stock financing, the Company paid issuance costs totaling $13.

On December 28, 2012, the Company issued 2,349,541 shares of Series C convertible preferred stock (the “Series C Preferred Stock”) at an issuance price of $4.00 per share and received gross proceeds of $9,398, which included a shareholder receivable of $650. The $650 of proceeds not received from the Series C shareholders is recorded as a receivable in the Company’s balance sheet at December 31, 2012. The Company subsequently received a cash payment related to these proceeds in January 2013. In connection with the Series C Preferred Stock financing, the Company paid issuance costs totaling $55.

Issuance costs incurred in the Series A, Series A-1, Series B and Series C Preferred Stock financings were recorded as a reduction to gross proceeds.

The holders of the Preferred Stock have the following rights and preferences:

Dividends

Series C Preferred Stock Dividends

The holders of Series C Preferred Stock shall be entitled to receive, on a pari passu basis with the holders of Series B Preferred Stock, and prior and in preference to the holders of Series A Preferred Stock, Series A-1 Preferred Stock and common stock, cumulative cash dividends at the rate of eight percent (8%), compounded annually, of the Series C original purchase price of $4.00 per share, per annum on each then-outstanding share of Series C Preferred Stock (as adjusted for any stock dividends, combinations, splits, recapitalizations and the like with respect to such shares). At December 31, 2011 and 2012, accumulated and unpaid dividends amounted to $0 and $6, respectively, for the Series C Preferred Stock.

Series B Preferred Stock Dividends

The holders of Series B Preferred Stock shall be entitled to receive, on a pari passu basis with the holders of Series C Preferred Stock, and prior and in preference to the holders of Series A Preferred Stock, Series A-1 Preferred Stock and common stock, cumulative cash dividends at the rate of eight percent (8%), compounded annually, of the Series B original purchase price of $3.00 per share, per annum on each then-outstanding share of Series B Preferred Stock (as adjusted for any stock dividends, combinations, splits, recapitalizations and the like with respect to such shares). At December 31, 2011 and 2012, accumulated and unpaid dividends amounted to $101 and $1,266, respectively, for the Series B Preferred Stock.

Series A Preferred Stock Dividends

The holders of Series A Preferred Stock shall be entitled to receive, prior and in preference to the holders of Series A-1 Preferred Stock and common stock, cumulative cash dividends at the rate of eight percent (8%), compounded annually, of the Series A original purchase price of $1.00 per share, per annum on each then-outstanding share of Series A Preferred Stock (as adjusted for any stock dividends, combinations, splits, recapitalizations and the like with respect to such shares). In connection with Series B Preferred Stock financing, the Series A Preferred Stock dividends were modified to be compounding annually. The increase in fair value of the Series A Preferred Stock due to this modification was recorded as a charge to additional paid-in capital in the amount of $276. At December 31, 2011 and 2012, accumulated and unpaid dividends amounted to $809 and $1,674, respectively, for the Series A Preferred Stock.

Series A-1 Preferred Stock Dividends

The holders of Series A-1 Preferred Stock shall be entitled to receive, prior and in preference to the holders of common stock, noncumulative cash dividends, when, as and if declared by the board of directors of the Company out of any funds that are legally available at the rate of eight percent (8%) of the Series A-1 original purchase price of $2.00 per share, per annum on each then-outstanding share of Series A-1 Preferred Stock (as adjusted for any stock dividends, combinations, splits, recapitalizations and the like with respect to such shares). As of December 31, 2011 and 2012, no dividends had been declared to date by the board of directors.

Priority of Preferred Stock Dividends

So long as any shares of Preferred Stock shall be outstanding, no dividend, whether in cash or property, shall be paid or declared, nor shall any other distribution be made, on any shares of common stock, nor shall any shares of common stock be purchased, redeemed, or otherwise acquired for value by the Company (except for repurchases of shares of common stock issued to or held by employees, consultants, officers and directors of the Company at a price not greater than the lower of fair market value as determined in good faith by the board of directors or the amount paid by such persons for such shares upon the termination of their employment or services pursuant to agreements approved by the board of directors) until all dividends on the Preferred Stock have been paid or declared and set apart. In the event dividends are paid on any share of common stock, an additional dividend shall be paid with respect to all then-outstanding shares of Preferred Stock in an amount per share equal (on an as-if-converted to common stock basis) to the amount paid or set aside for each share of common stock.

Voting Rights

Shares of Series A, Series B and Series C Preferred Stock vote equally with the shares of the common stock of the Company, and not as a separate class, at any annual or special meeting of stockholders of the Company and may act by written consent in the same manner as the common stock. In the event of any such vote or action by written consent, each holder of shares of Series A, Series B and Series C Preferred Stock shall be entitled to that number of votes equal to the whole number of shares of common stock into which such holder’s aggregate number of shares of Preferred Stock are convertible as of the close of business on the record date fixed for such vote or the effective date of such written consent. Except as otherwise provided in the Company’s Certificate of Incorporation or as required by law (in which case, holders of shares of Series A-1 Preferred Stock may act by written consent in the same manner as the common stock), shares of Series A-1 Preferred Stock are non-voting.

Liquidation Preference

In the event of any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, before any distribution or payment is made to the holders of Series A Preferred Stock, Series A-1 Preferred Stock or common stock, the holders of Series B and Series C Preferred Stock are entitled to be paid, on a pari passu basis, out of the assets of the Company an amount per share equal to the original purchase price of Series B and C Preferred Stock, plus all accumulated and unpaid dividends on the Series B and Series C Preferred Stock. If, upon any such liquidation, dissolution, or winding up, the assets of the Company shall be insufficient to make payment in full of the liquidation preference to all holders of Series B and Series C Preferred Stock, then such assets shall be distributed to the holders of Series B and Series C Preferred Stock, on a pari passu basis, ratably in proportion to the full amounts to which they would otherwise be respectively entitled.

After the payment of the full liquidation preferences of the Series B and Series C Preferred Stock, but before any distribution or payment is made to the holders of Series A-1 Preferred Stock or common stock, the holders of Series A Preferred Stock are entitled to be paid out an amount per share equal to the original purchase price of the Series A Preferred Stock, plus all accumulated and unpaid dividends on the Series A Preferred Stock. If, upon any such liquidation, dissolution, or winding up, the assets of the Company shall be insufficient to make payment in full of the liquidation preference to all holders of Series A Preferred Stock, then such assets shall be distributed to the holders of Series A Preferred Stock ratably in proportion to the full amounts to which they would otherwise be respectively entitled.

After the payment of the full liquidation preferences of the Series A, Series B, and Series C Preferred Stock, but before any distribution or payment is made to the holders of common stock, the holders of Series A-1 Preferred Stock are entitled to be paid out an amount per share equal to the original purchase price of the Series A-1 Preferred Stock, plus all accumulated and unpaid dividends on the Series A-1 Preferred Stock. If, upon any such liquidation, dissolution, or winding up, the assets of the Company shall be insufficient to make payment in full of the liquidation preference to all holders of Series A-1 Preferred Stock, then such assets shall be distributed to the holders of Series A-1 Preferred Stock ratably in proportion to the full amounts to which they would otherwise be respectively entitled.

After the payment of the full liquidation preferences of the Series A, Series A-1, Series B and Series C Preferred Stock, the assets of the Company legally available for distribution, if any, will be distributed on a pro-rata basis to the holders of common stock and Series A, Series B, and Series C Preferred Stock (all on an as-if-converted to common stock basis).

Conversion Rights

Optional Conversion

The shares of Series A, Series A-1, Series B and Series C Preferred Stock are convertible into shares of common stock at the option of the shareholders at any time after the date of issuance. Each share of Preferred Stock will be converted into shares of common stock at the applicable Series A, Series A-1, Series B and Series C conversion rate then in effect, which is calculated by dividing the original issue price by the respective conversion price. The conversion prices for Series A, Series A-1, Series B and Series C Preferred Stock are equal to $1.662 per share, $3.324 per share, $4.986 per share and $6.648 per share, respectively, and are subject to adjustments as set forth in the Company’s Certificate of Incorporation, as amended. As such, as of December 31, 2011 and 2012, the shares of the Series A, Series A-1, Series B and Series C Preferred Stock were all convertible into shares of common stock on a 1-for-0.601685 basis.

Automatic Conversion

Each share of Preferred Stock will automatically be converted into shares of common stock: (i) at any time upon the affirmative election of the holders of at least 75% of the then-outstanding shares of Series A Preferred Stock, or (ii) immediately upon closing of an underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale of common stock on the NASDAQ Global Market or New York Stock Exchange in which (1) the per share price is at least $9.00 (as adjusted for any stock dividends, combinations, splits, recapitalizations and the like) and (2) the aggregate offering proceeds from the offering are at least $40,000. The conversion prices and rates for each series of Preferred Stock are the same in the event of an automatic conversion as they would be in the event of an optional conversion.

Upon both an automatic conversion and an optional conversion, the board of directors can elect to either pay any accumulated and unpaid dividends in cash or convert those dividends into additional shares of common stock to be determined by dividing each stockholder’s accumulated and unpaid dividends by the fair value of the Company’s common stock on the date of conversion, as determined by the board of directors.

Redemption Rights

There are no redemption rights afforded the holders of Series A, Series A-1, Series B and Series C Preferred Stock. The holders of Preferred Stock have liquidation rights in the event of a deemed liquidation that, in certain situations, is not solely within the control of the Company. Therefore, the Series A, Series A-1, Series B and Series C Preferred Stock is classified outside of stockholders’ deficit.

Reissuance

Any shares of Series A, Series A-1, Series B or Series C Preferred Stock that are converted into common stock will be canceled and will not be reissued by the Company.